Other (expense) income, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other (expense) income, net
Interest income	$ 3,982	$ 4,834
Foreign exchange gain (loss)	(17,275)	10,811
Warrant issue expense (Note 20)	(2,412)
Other	2,158	(1,156)
Other (expense) income, net	$ (13,547)	$ 14,489